Cash and Investments - Total cash and investments, net of derivative obligations (Details) - USD ($) $ in Millions	Jan. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Investments
Holding company, cash and investments		$ 2,309.1	$ 1,583.9
Holding company, assets pledged for derivative obligations		193.6	197.7
Holding company cash and investments as presented on the consolidated balance sheet		2,502.7	1,781.6
Holding company, derivative obligations		(0.6)	(32.5)
Holding company cash and investments, net		2,502.1	1,749.1
Portfolio investments, cash and investments		63,153.0	61,000.1
Portfolio investments, assets pledged for derivative obligations		150.8	139.3
Fairfax India cash, portfolio investments and associates		1,916.6	2,282.7
Portfolio investments as presented on the consolidated balance sheet		65,220.4	63,422.1
Portfolio investments, derivative obligations		(356.3)	(412.4)
Portfolio investments cash and investments, net		64,864.1	63,009.7
Total investments, net of derivative obligations		67,366.2	64,758.8
Restricted cash and cash equivalents		1,400.1	642.3
Restricted cash		1,155.1	188.3
Blizzard Vacatia
Cash and Investments
Restricted cash		835.0
Purchase of Interest in Associate | Blizzard Vacatia
Cash and Investments
Percentage of interests acquired	50.00%
Total consideration	$ 835.0
Liabilities incurred, senior secured loan	365.0
Equity interests of acquirer, preferred shares	275.0
Liabilities incurred, mortgage-backed loan	170.0
Equity interests of acquirer, common shares	$ 25.0
Cash and cash equivalents
Cash and Investments
Holding company, cash and investments		663.2	406.8
Portfolio investments, cash and investments		6,662.1	5,157.2
Fairfax India cash, portfolio investments and associates		86.2	197.2
Cash equivalents
Cash and Investments
Holding company, assets pledged for derivative obligations		101.1	2.5
Short term investments
Cash and Investments
Holding company, cash and investments		51.6	192.9
Holding company, assets pledged for derivative obligations			127.8
Portfolio investments, cash and investments		958.4	2,008.4
Bonds
Cash and Investments
Holding company, cash and investments		444.8	344.3
Holding company, assets pledged for derivative obligations		92.5	67.4
Portfolio investments, cash and investments		37,390.3	36,850.8
Portfolio investments, assets pledged for derivative obligations		150.8	139.3
Fairfax India cash, portfolio investments and associates		157.1	39.2
Preferred stocks
Cash and Investments
Holding company, cash and investments		20.2	12.2
Portfolio investments, cash and investments		2,365.0	2,447.4
Common stocks
Cash and Investments
Holding company, cash and investments		92.5	103.5
Portfolio investments, cash and investments		7,464.2	6,903.4
Fairfax India cash, portfolio investments and associates		321.0	616.6
Investments in limited partnerships		2,282.3	2,171.8
Investments in associates
Cash and Investments
Portfolio investments, cash and investments		7,153.3	6,607.6
Fairfax India cash, portfolio investments and associates		1,352.3	1,429.7
Derivatives
Cash and Investments
Holding company, cash and investments		1,036.8	524.2
Portfolio investments, cash and investments		538.0	448.3
Other invested assets
Cash and Investments
Portfolio investments, cash and investments		$ 621.7	$ 577.0